Employee benefit plans - Schedule of Amounts Recognized in Financial Statements Based on Actuarial Valuations (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plan, Roll Forwards [Abstract]
Projected benefit obligation at the beginning of the year	$ 163,744	$ 92,473
Interest costs	11,610	6,181
Service costs	124,010	67,258
Actuarial (gain) loss	16,627	11,317
Benefits paid	0	(9,508)
Effect of exchange rate changes	(18,682)	(3,977)
Projected benefit obligation at the end of the year	297,309	163,744
Amounts recognized in the Consolidated Balance Sheet consist of:
Current liabilities	3,008	4,706
Non-current liabilities	294,301	159,038
Unfunded amount recognized	0	0
Defined benefit plan, benefit obligation	$ 297,309	$ 163,744